ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
ADMINISTRATIVE EXPENSES [Abstract]
Components of administrative expenses
This item consists of the following:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Systems expenses (a)	938,014	741,429	539,910
Publicity and loyalty programs (b)	653,430	486,885	349,745
Consulting and professional fees	338,269	312,978	219,671
Taxes and contributions	305,486	289,484	266,704
Transport and communications	229,110	208,244	169,616
Repair and maintenance	137,946	123,232	118,369
Outsourcing	118,778	99,440	69,379
Comissions by agents	106,356	104,700	87,899
Lease	91,680	86,417	70,404
Sundry supplies (c)	87,848	57,093	67,537
Security and protection	64,480	63,500	64,439
Insurance	62,994	62,142	43,657
Subscriptions and quotes	58,251	55,331	49,464
Electricity and water	51,117	48,886	51,649
Electronic processing	35,896	39,528	36,920
Cleaning	20,435	20,105	22,900
Others (d)	205,011	154,323	155,455
Total	3,505,101	2,953,717	2,383,718

(a)
The increase is mainly due to higher support expenses in Information technology, maintenance services and license renewal, as well as the increase in greater execution of strategic initiatives in software tools for digital transformation improvements.

(b)	The increase is mainly due to higher marketing and advertising expenses; especially in Tenpo Prepago SpA and Tenpo Technology SpA to attract new customers and promote the use of their products. Additionally, the increase in expenses related to customer loyalty and acquisition programs, mainly in BCP.

(c)	The increase is mainly due to the growth in the consumption of credit cards, such as Credimas, Amex and Visa with chip, as well as the greater consumption of the physical token for accessing platforms such as Internet Banking and Mobile Banking.

(d)	The variation is mainly due to the increase in rates such as risk centers, growth in collections from alternative channels and other services.